Additional Information - Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2021
Additional Information - Condensed Financial Information of the Parent Company
Additional Information - Condensed Financial Information of the Parent Company

22.Additional Information – Condensed Financial Information of the Parent Company

Condensed statements of operations and comprehensive loss:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing expenses	(256)	219	(9)	(1)
General and administrative expenses	(19,801)	(11,492)	(6,701)	(1,052)
Research and development expenses	(422)	232	—	—
Total operating expenses	(20,479)	(11,041)	(6,710)	(1,053)
Interest income, net	6,142	1,425	311	50
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(235,804)	(153,967)	(96,058)	(15,074)
Others, net	(499)	549	512	79
Net loss attributable to TuanChe Limited's ordinary shareholders	(250,640)	(163,034)	(101,945)	(15,998)
Net loss	(250,640)	(163,034)	(101,945)	(15,998)
Other comprehensive income/(loss):
Foreign currency translation adjustments	8,416	(6,853)	(1,603)	(252)
Total comprehensive loss attributable to TuanChe Limited's ordinary shareholders	(242,224)	(169,887)	(103,548)	(16,250)

22.Additional Information – Condensed Financial Information of the Parent Company (Continued)

Condensed balance sheets:

	As of December 31
	2020	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	46,501	41,811	6,561
Time deposits	45,674	—	—
Prepayment and other current assets	4,684	1,016	160
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	101,952	106,845	16,766
Total current assets	198,811	149,672	23,487
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	97,465	52,139	8,182
Total non-current assets	97,465	52,139	8,182
TOTAL ASSETS	296,276	201,811	31,669
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other taxes payable	6,224	6,081	954
Other current liabilities	390	361	56
Total current liabilities	6,614	6,442	1,010
Non-current liabilities:
Other non-current liabilities	1,498	957	150
Total non-current liabilities	1,498	957	150
TOTAL LIABILITIES	8,112	7,399	1,160
SHAREHOLDERS’ EQUITY
Class A ordinary shares	181	182	29
Class B ordinary shares	35	35	5
Treasury stock	(45,886)	(45,886)	(7,200)
Additional paid-in capital	1,221,339	1,231,135	193,192
Accumulated deficit	(881,700)	(983,646)	(154,356)
Accumulated other comprehensive loss	(5,805)	(7,408)	(1,161)
TOTAL SHAREHOLDERS' EQUITY	288,164	194,412	30,509
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	296,276	201,811	31,669

Condensed statements of cash flows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash used in operating activities	(3,086)	(13,622)	(10,358)	(1,625)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(151,006)	(66,027)	(38,387)	(6,024)
Cash payment of time deposits	(69,762)	(141,016)	—	—
Cash payment of bridge loan	(99,148)	—	—	—
Cash received from maturity of time deposits	—	166,192	45,674	7,167
Net cash (used in)/generated from investing activities	(319,916)	(40,851)	7,287	1,143
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees	(26,228)	—	—	—
Cash payments for repurchase of shares	(13,749)	—	—	—
Cash received from acquisition	—	1,330	—	—
Cash received from the depositary bank	2,732	—	—	—
Net cash (used in)/generated from financing activities	(37,245)	1,330	—	—
Effect of exchange rate changes on cash and cash equivalents	3,313	(2,358)	(1,619)	(254)
Net (decrease)/ increase in cash and cash equivalents	(356,934)	(55,501)	(4,690)	(736)
Cash and cash equivalents at the beginning of year	458,936	102,002	46,501	7,297
Cash and cash equivalents at the end of year	102,002	46,501	41,811	6,561

22.Additional Information – Condensed Financial Information of the Parent Company (Continued)

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and subsidiaries of VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed balance sheets as “Investments in subsidiaries, VIEs and subsidiaries of VIEs” and shares in the subsidiaries, VIEs and subsidiaries of VIEs' loss are presented as “Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs” on the Condensed statements of operations and comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.